©ANCHO

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 32.0%
	AEROSPACE & DEFENSE - 0.4%
400	AeroVironment, Inc.(a)	$ 82,896
700	Boeing Company(a),(c)	161,805
		244,701
	APPAREL & TEXTILE PRODUCTS - 1.0%
2,473	NIKE, Inc., Class B	114,327
12,617	On Holding A.G.(a)	515,026
		629,353
	AUTOMOTIVE - 0.5%
3,716	General Motors Company(c)	309,320

	BANKING - 1.1%
3,396	Bank of America Corporation	175,233
3,010	Citigroup, Inc.	378,959
2,202	US Bancorp	120,780
		674,972
	BEVERAGES - 0.4%
2,670	Coca-Cola Company	210,957

	BIOTECH & PHARMA - 2.8%
4,518	Merck & Company, Inc.(c)	536,377
12,642	Novo Nordisk A/S - ADR	576,222
19,551	Pfizer, Inc.	511,845
1,559	Zoetis, Inc.	121,119
		1,745,563
	E-COMMERCE DISCRETIONARY - 1.5%
1,660	Alibaba Group Holding Ltd. - ADR	206,205
2,351	Amazon.com, Inc.(a),(c)	636,275
3,500	JD.com, Inc. - ADR	100,905
		943,385
	ELECTRIC UTILITIES - 0.2%
2,000	Oklo, Inc.(a),(c)	133,760

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 32.0% (Continued)
	FOOD - 0.3%
7,992	Kraft Heinz Company	$ 191,888

	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,753	Tenet Healthcare Corporation(a),(c)	307,336
1,393	UnitedHealth Group, Inc. (c)	529,772
		837,108
	INTERNET MEDIA & SERVICES - 3.2%
1,931	Alphabet, Inc., Class C(c)	726,886
1,347	Meta Platforms, Inc., Class A(c)	851,991
2,000	Netflix, Inc.(a)	172,040
3,500	Uber Technologies, Inc.(a)	246,400
		1,997,317
	LEISURE FACILITIES & SERVICES - 0.5%
590	Domino's Pizza, Inc.	183,242
399	McDonald's Corporation	111,401
		294,643
	MEDICAL EQUIPMENT & DEVICES - 0.3%
2,030	Abbott Laboratories	173,768

	OIL & GAS PRODUCERS - 1.2%
1,685	Chevron Corporation	307,445
1,100	Exxon Mobil Corporation	159,786
4,698	Occidental Petroleum Corporation	266,048
		733,279
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
6,057	SLB Ltd.	330,409

	RETAIL - CONSUMER STAPLES - 0.3%
1,518	Target Corporation(c)	192,892

	RETAIL - DISCRETIONARY - 0.5%
2,205	Lululemon Athletica, Inc.(a)	289,252

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 32.0% (Continued)
	SEMICONDUCTORS - 6.9%
1,326	Advanced Micro Devices, Inc.(a),(c)	$ 684,349
1,000	GLOBALFOUNDRIES, Inc.(c)	79,970
1,200	Intel Corporation(a),	137,616
1,308	Micron Technology, Inc.	1,270,068
5,518	NVIDIA Corporation(c)	1,165,071
500	Sandisk Corporation(a),(c)	847,490
110	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	46,029
		4,230,593
	SOFTWARE - 5.8%
1,424	Adobe, Inc.(a)	369,115
1,000	CoreWeave, Inc., Class A(a),(c)	109,530
2,500	DocuSign, Inc.(a)	131,300
1,000	Duolingo, Inc.(a),(c)	111,360
9,272	Gen Digital, Inc.	239,125
1,000	IonQ, Inc.(a),(c)	72,070
1,599	Microsoft Corporation	719,934
3,709	Oracle Corporation(c)	837,418
1,300	Palantir Technologies, Inc., Class A(a)	203,502
2,040	Salesforce, Inc. (c)	389,844
1,000	Shopify, Inc., Class A(a)	118,710
300	Synopsys, Inc.(a)	142,686
1,000	Workday, Inc., Class A(a)	146,190
		3,590,784
	TECHNOLOGY HARDWARE - 1.1%
1,360	Apple, Inc.(c)	424,402
2,000	D-Wave Quantum, Inc.(a),(c)	60,280
5,000	Nokia OYJ - ADR	74,200
2,000	Rigetti Computing, Inc.(a),(c)	51,080
100	Western Digital Corporation	53,121
		663,083
	TECHNOLOGY SERVICES - 0.6%
1,039	International Business Machines Corporation	309,414
1,000	IREN Ltd.(a),(c)	63,540
		372,954

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 32.0% (Continued)
	TELECOMMUNICATIONS - 0.7%
11,246	AT&T, Inc.	$ 278,901
3,318	Verizon Communications, Inc.	158,633
		437,534
	TRANSPORTATION & LOGISTICS - 0.8%
2,875	Delta Air Lines, Inc.	237,130
2,313	United Parcel Service, Inc., Class B	246,774
		483,904

	TOTAL COMMON STOCKS (Cost $15,595,977)	19,711,419

	EXCHANGE-TRADED FUNDS — 71.0%
	EQUITY - 67.8%
1,973	Global X Defense Tech ETF(c)	133,237
7,700	iShares China Large-Cap ETF	269,885
5,000	iShares Expanded Tech-Software Sector ETF(a)	508,300
1,100	iShares U.S. Aerospace & Defense ETF	258,984
3,243	Select STOXX Europe Aerospace & Defense ETF	138,184
29,024	State Street Communication Services Select Sector ETF(c)	3,357,786
16,820	State Street Consumer Discretionary Select Sector ETF(c)	2,033,033
37,444	State Street Consumer Staples Select Sector SPDR ETF(c)	3,104,482
19,340	State Street Energy Select Sector SPDR ETF(c)	1,088,649
98,684	State Street Financial Select Sector SPDR ETF	5,090,121
26,991	State Street Health Care Select Sector SPDR ETF(c)	4,034,345
18,237	State Street Industrial Select Sector SPDR ETF(c)	3,157,372
21,956	State Street Materials Select Sector SPDR ETF(c)	1,123,049
26,542	State Street Real Estate Select Sector SPDR ETF(c)	1,167,582
538	State Street SPDR S&P 500 ETF Trust(c)	406,986
930	State Street SPDR S&P Aerospace & Defense ETF(c)	267,840
1,784	State Street SPDR S&P Biotech ETF(c)	243,855
32,381	State Street Technology Select Sector SPDR ETF(c)	6,185,419
37,138	State Street Utilities Select Sector SPDR ETF(c)	1,649,670
1,764	Vanguard FTSE Europe ETF	157,014

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 71.0% (Continued)
	EQUITY - 67.8% (Continued)
61,616	Vanguard Information Technology ETF(c)				$ 7,459,233
					41,835,026
	FIXED INCOME - 3.2%
20,000	US Treasury 3 Month Bill ETF				997,200
20,000	WisdomTree Floating Rate Treasury Fund				1,006,600
					2,003,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,292,081)				43,838,826

	TOTAL INVESTMENTS - 103.0% (Cost $51,888,058)				$ 63,550,245
	CALL OPTIONS WRITTEN - (6.4)% (Premiums received - $2,420,308)				(3,934,740)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%				2,109,023
	NET ASSETS - 100.0%				$ 61,724,528

Contracts(b)
	WRITTEN EQUITY OPTIONS - (6.4)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (6.4)%
6	Advanced Micro Devices, Inc.	06/18/2026	$ 150	$ 309,660	$ 214,800
4	Advanced Micro Devices, Inc.	09/18/2026	125	206,440	156,860
3	Alphabet, Inc.	09/18/2026	190	112,929	56,250
5	Amazon.com, Inc.	06/18/2026	240	135,320	16,375
5	Apple, Inc.	06/12/2026	280	156,030	16,400
5	Boeing Company	06/18/2026	215	115,575	8,825
4	Chevron Corporation	09/18/2026	175	72,984	6,000
10	Citigroup, Inc.	11/20/2026	120	125,900	15,075
10	Coca-Cola Company	06/18/2026	78	79,010	2,400
4	CoreWeave, Inc.	09/18/2026	110	43,812	8,840
5	CoreWeave, Inc.	11/20/2026	120	54,765	10,600
10	Delta Air Lines, Inc.	09/18/2026	75	82,480	12,260
5	Docusign, Inc.	09/18/2026	55	26,260	3,200
8	Duolingo, Inc.	09/18/2026	110	89,088	15,760
10	D-Wave Quantum, Inc.	09/18/2026	38	30,140	4,350
10	General Motors Company	06/18/2026	60	83,240	23,740
5	Global X Defense Tech ETF	06/18/2026	80	33,765	25
5	GLOBALFOUNDRIES, Inc.	10/16/2026	100	39,985	4,500
5	GLOBALFOUNDRIES, Inc.	01/15/2027	110	39,985	5,300
2	Intel Corporation	06/18/2026	33	22,936	16,932
10	Intel Corporation	06/18/2026	38	114,680	78,300
5	IonQ, Inc.	10/16/2026	70	36,035	9,350
3	IonQ, Inc.	12/18/2026	55	21,621	8,034
3	IREN Ltd.	07/17/2026	70	19,062	2,265
3	IREN Ltd.	11/20/2026	80	19,062	4,050

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (6.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (6.4)% (Continued)
4	IREN Ltd.	01/15/2027	$ 90	$ 25,416	$ 5,720
5	iShares Expanded Tech-Software Sector ETF	06/05/2026	85	50,830	8,200
5	iShares Expanded Tech-Software Sector ETF	11/20/2026	93	50,830	7,550
7	Merck & Company, Inc.	06/18/2026	110	83,104	7,455
1	Meta Platforms, Inc.	06/05/2026	625	63,251	1,532
5	Meta Platforms, Inc.	09/18/2026	620	316,255	30,550
1	Micron Technology, Inc.	06/05/2026	410	97,100	56,165
1	Micron Technology, Inc.	06/05/2026	415	97,100	55,633
1	Micron Technology, Inc.	06/05/2026	420	97,100	55,103
1	Micron Technology, Inc.	06/18/2026	380	97,100	58,500
1	Micron Technology, Inc.	06/18/2026	400	97,100	56,153
1	Micron Technology, Inc.	09/18/2026	800	97,100	26,547
1	Micron Technology, Inc.	10/16/2026	900	97,100	25,800
1	Micron Technology, Inc.	10/16/2026	1,200	97,100	14,757
1	Micron Technology, Inc.	03/19/2027	1,000	97,100	29,782
10	Nokia OYJ	07/17/2026	17	14,840	1,060
10	Nokia OYJ	08/21/2026	17	14,840	1,710
10	Nokia OYJ	09/18/2026	18	14,840	1,830
10	Nokia OYJ	10/16/2026	19	14,840	1,880
10	Nokia OYJ	01/15/2027	20	14,840	2,540
3	NVIDIA Corporation	09/18/2026	225	63,342	4,773
9	NVIDIA Corporation	10/16/2026	210	190,026	22,815
1	NVIDIA Corporation	10/16/2026	230	21,114	1,720
5	Occidental Petroleum Corporation	08/21/2026	65	28,315	720
10	Occidental Petroleum Corporation	09/18/2026	50	56,630	8,360
10	Occidental Petroleum Corporation	09/18/2026	63	56,630	2,420
5	Oklo, Inc.	06/05/2026	72	33,440	825
3	Oklo, Inc.	10/16/2026	80	20,064	3,531
6	Palantir Technologies, Inc.	06/05/2026	129	93,924	16,680
2	Palantir Technologies, Inc.	09/18/2026	130	31,308	6,900
4	Palantir Technologies, Inc.	09/18/2026	135	62,616	12,748
10	Rigetti Computing, Inc.	09/18/2026	30	25,540	4,760
1	Sandisk Corporation/DE	06/05/2026	640	169,498	105,615
1	Sandisk Corporation/DE	06/05/2026	655	169,498	104,250
1	Sandisk Corporation/DE	06/05/2026	665	169,498	103,265
1	Sandisk Corporation/DE	06/05/2026	725	169,498	97,260
1	Sandisk Corporation/DE	06/12/2026	700	169,498	99,775
5	Shopify, Inc.	08/21/2026	115	59,355	8,285
25	SLB Ltd.	06/12/2026	53	136,375	6,125
10	SLB Ltd.	11/20/2026	55	54,550	5,260
10	State Street Communication Services Select Sector	06/12/2026	111	115,690	5,200
5	State Street Communication Services Select Sector	06/18/2026	104	57,845	6,050
30	State Street Communication Services Select Sector	06/18/2026	109	347,070	21,750
10	State Street Communication Services Select Sector	12/18/2026	113	115,690	9,400
10	State Street Communication Services Select Sector	12/18/2026	116	115,690	7,400
20	State Street Consumer Discretionary Select Sector	06/18/2026	113	241,740	18,400
20	State Street Consumer Discretionary Select Sector	09/18/2026	110	241,740	28,900

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (6.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (6.4)% (Continued)
10	State Street Consumer Discretionary Select Sector	12/18/2026	$ 115	$ 120,870	$ 13,000
10	State Street Consumer Discretionary Select Sector	12/18/2026	118	120,870	11,700
20	State Street Consumer Staples Select Sector SPDR	06/18/2026	88	165,820	220
10	State Street Consumer Staples Select Sector SPDR	06/18/2026	90	82,910	50
20	State Street Consumer Staples Select Sector SPDR	07/17/2026	83	165,820	3,840
25	State Street Energy Select Sector SPDR ETF	06/18/2026	55	140,725	5,525
10	State Street Energy Select Sector SPDR ETF	06/18/2026	60	56,290	330
10	State Street Energy Select Sector SPDR ETF	06/30/2026	58	56,290	1,140
15	State Street Health Care Select Sector SPDR ETF	06/18/2026	144	224,205	9,600
10	State Street Health Care Select Sector SPDR ETF	06/18/2026	157	149,470	350
10	State Street Health Care Select Sector SPDR ETF	06/18/2026	158	149,470	230
7	State Street Industrial Select Sector SPDR ETF	06/18/2026	144	121,191	20,808
10	State Street Industrial Select Sector SPDR ETF	06/18/2026	147	173,130	26,650
10	State Street Industrial Select Sector SPDR ETF	06/18/2026	154	173,130	20,075
10	State Street Industrial Select Sector SPDR ETF	06/18/2026	162	173,130	12,250
5	State Street Industrial Select Sector SPDR ETF	06/18/2026	172	86,565	2,350
10	State Street Industrial Select Sector SPDR ETF	09/18/2026	160	173,130	17,650
10	State Street Industrial Select Sector SPDR ETF	09/18/2026	170	173,130	11,100
10	State Street Materials Select Sector SPDR ETF	06/12/2026	52	51,150	760
20	State Street Materials Select Sector SPDR ETF	06/18/2026	48	102,300	7,300
10	State Street Materials Select Sector SPDR ETF	06/18/2026	53	51,150	560
10	State Street Materials Select Sector SPDR ETF	06/18/2026	55	51,150	90
25	State Street Materials Select Sector SPDR ETF	09/18/2026	53	127,875	5,625
20	State Street Real Estate Select Sector SPDR ETF	08/21/2026	45	87,980	1,700
5	State Street SPDR S&P 500 ETF Trust	06/18/2026	655	378,240	51,125
5	State Street SPDR S&P Aerospace & Defense ETF	07/17/2026	300	144,000	3,500
4	State Street SPDR S&P Aerospace & Defense ETF	07/17/2026	310	115,200	1,880
5	State Street SPDR S&P Biotech ETF	06/18/2026	92	68,345	22,300
7	State Street SPDR S&P Biotech ETF	07/17/2026	102	95,683	24,465
3	State Street SPDR S&P Biotech ETF	09/18/2026	120	41,007	6,135
40	State Street Technology Select Sector SPDR ETF	06/18/2026	123	764,080	274,000
20	State Street Technology Select Sector SPDR ETF	06/18/2026	140	382,040	102,200
20	State Street Technology Select Sector SPDR ETF	09/18/2026	140	382,040	107,000
5	State Street Technology Select Sector SPDR ETF	09/18/2026	165	95,510	15,825
20	State Street Utilities Select Sector SPDR ETF	06/18/2026	45	88,840	1,000
25	State Street Utilities Select Sector SPDR ETF	09/18/2026	45	111,050	4,600
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	45	44,420	1,610
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	46	44,420	1,170
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	48	44,420	760
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	46	111,050	4,725
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	48	111,050	3,325
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	49	111,050	2,375
2	Synopsys, Inc.	12/18/2026	550	95,124	9,710
5	Target Corporation	09/18/2026	130	63,535	4,210
2	Target Corporation	12/18/2026	140	25,414	1,715
5	Tenet Healthcare Corporation	06/18/2026	170	87,660	5,350
2	UnitedHealth Group, Inc.	06/18/2026	370	76,062	3,296

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (6.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (6.4)% (Continued)
2	UnitedHealth Group, Inc.	11/20/2026	$ 400	$ 76,062	$ 5,460
1	UnitedHealth Group, Inc.	11/20/2026	410	38,031	2,410
80	Vanguard Information Technology ETF	06/18/2026	79	968,480	333,519
40	Vanguard Information Technology ETF	06/18/2026	80	484,240	163,800
40	Vanguard Information Technology ETF	06/18/2026	90	484,240	124,200
40	Vanguard Information Technology ETF	08/21/2026	82	484,240	159,600
40	Vanguard Information Technology ETF	08/21/2026	100	484,240	90,480
80	Vanguard Information Technology ETF	11/20/2026	80	968,480	344,799
1	Western Digital Corporation	06/05/2026	300	53,121	23,148
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $2,420,308)				3,934,740

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $2,420,308)				$ 3,934,740

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b) (c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security. All or portion of the security is pledged as collateral for written options.